PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Mar. 31, 2023
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and VIEs

As of March 31, 2023, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Ningbo) Information Technology Co., Ltd.	Ningbo	July 15, 2020	100%	Vehicle sales
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd.	Hefei	September 8, 2021	100%	Vehicle sales
Youche (Hainan) Information Technology Co., Ltd.	Hainan	November 30, 2021	100%	Vehicle sales
Hefei Youquan Information Technology Co., Ltd.	Hefei	December 13, 2021	100%	Vehicle sales
Youfang (Beijing) Information Technology Co., Ltd.	BeiJing	March 25, 2016	100%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100%	Vehicle sales